Note 17 - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Lease, Cost [Table Text Block]
Operating
Weighted average remaining term (years)	12.5
Weighted average discount rate	3.06%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Undiscounted cash flows due (In thousands):	Operating
2020	$138
2021	140
2022	141
2023	139
2024	143
2025 and thereafter	934
Total undiscounted cash flows	1,635
Discount on cash flows	(330)
Total lease liabilities	$1,305